SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Payables and Accruals [Abstract]
Accrued expenses	$ 133,296	$ 287,846
Service payables	246,512	202,494
Other payables	625,910	780,747
Accrued liabilities and other payables	$ 1,005,718	$ 1,271,087